Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	VERIZON COMMUNICATIONS INC
Entity Central Index Key	0000732712
Current Fiscal Year End Date	--12-31
Trading Symbol	VZ
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		2,835,524,157
Entity Public Float			$ 101,499,660,140